Hartford Life Insurance Company Separate Account Eleven:
333-72042	Premier Solutions (Cornerstone)
Premier Solutions (Cornerstone II)
Premier Solutions (Standard – Series A)

Supplement Dated October 14, 2008 to your Prospectus

Supplement Dated October 14, 2008 to your Prospectus

Fund Closure

The Hartford Retirement Income Fund –Effective at the close of business on November 28, 2008, this fund will be closed to all Contracts and no contributions or incoming transfers will be allowed.

This Supplement Should Be Retained With The Prospectus For Future Reference.